Other reserves - Schedule of Capital Redemption Reserve (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
OTHER RESERVES (Details) - Schedule of Capital Redemption Reserve [Line Items]
Shares cancelled under share buyback programme (see below)	£ 1,993	£ 2,013	[1],[2]	£ 0	[1]
Share buyback (note 43)	£ (1,993)	£ (2,013)
Ordinary shares
OTHER RESERVES (Details) - Schedule of Capital Redemption Reserve [Line Items]
Number of shares, share buy-back programme (in shares)	(4,386,262,707)	(4,528,731,591)		0
Retained profits £m
OTHER RESERVES (Details) - Schedule of Capital Redemption Reserve [Line Items]
Number of treasury shares cancelled (in shares)	4,386,000,000
Share buyback (note 43)	£ (1,993)	£ (2,013)
Capital redemption reserve
OTHER RESERVES (Details) - Schedule of Capital Redemption Reserve [Line Items]
At 1 January	4,932	4,479		£ 4,462
Redemption of preference shares (note 42)	0	0		17
Shares cancelled under share buyback programme (see below)	438	453		0
At 31 December	£ 5,370	£ 4,932		£ 4,479

[1]	2 Restated for presentational changes; see note 1.
[2]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.